Revenue (Details) - Schedule of Disaggregates the Group’s Revenue - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Total	$ 4,798,363	$ 9,031,327	$ 12,733,339	$ 22,028,303	$ 15,466,862
Cross-Border Sales [Member]
Disaggregation of Revenue [Line Items]
Total	4,536,131	6,414,977	10,587,053	17,907,407	12,417,033
Digital Marketing Services [Member]
Disaggregation of Revenue [Line Items]
Total	128,993	2,261,811	1,527,247	3,945,353	3,046,565
Others [Member]
Disaggregation of Revenue [Line Items]
Total	$ 133,239	$ 354,539	$ 619,039	$ 175,543	$ 3,264